SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Statutory rate in PRC	25.00%	25.00%	25.00%
Effect of preferential tax treatment			(4.00%)
Effect of different tax jurisdiction			(7.00%)
Research and development super-deduction			2.00%
Changes in valuation allowance	(25.00%)	(25.00%)	(16.00%)
Total income tax provision